Lease - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Disclosure Of Supplemental Cash Flow Information Of The Leases [Line Items]
Cash payments for the operating leases	$ 214,089	$ 180,157
Right-of-use assets obtained in exchange for the new operating lease liabilities	$ 442,212	$ 231,887